QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 1.2%
Netflix, Inc.*	330	$144,860
Trade Desk, Inc. (The), Class A*	100	9,126
		153,986
CONSUMER DISCRETIONARY – 30.7%
Booking Holdings, Inc.*	123	365,408
Deckers Outdoor Corp.*	526	285,981
Home Depot, Inc. (The)	2,203	735,449
Lowe's Cos., Inc.	1,695	397,088
Lululemon Athletica, Inc.*	191	72,299
MercadoLibre, Inc.*	6	7,428
NVR, Inc.*	44	277,483
O'Reilly Automotive, Inc.*	759	702,675
PulteGroup, Inc.	1,599	134,940
Ross Stores, Inc.	2,914	334,061
Williams-Sonoma, Inc.	62	8,596
Yum! Brands, Inc.	4,477	616,349
		3,937,757
CONSUMER STAPLES – 7.9%
Walmart, Inc.	6,354	1,015,751
HEALTH CARE – 4.8%
Align Technology, Inc.*	21	7,936
Dexcom, Inc.*	1,397	174,010
IDEXX Laboratories, Inc.*	63	34,948
Intuitive Surgical, Inc.*	724	234,865
Mettler-Toledo International, Inc.*	129	162,214
		613,973
INDUSTRIALS – 27.7%
Builders FirstSource, Inc.*	427	61,672
Cintas Corp.	787	395,106
EMCOR Group, Inc.	1,982	426,209
Fastenal Co.	4,786	280,507
Graco, Inc.	2,907	230,612
Hubbell, Inc.	1,143	356,616
Lennox International, Inc.	203	74,590
Lincoln Electric Holdings, Inc.	1,790	359,271
Robert Half, Inc.	2,596	192,493
Stantec, Inc.	5,853	396,248
Toro Co. (The)	4,300	437,095
United Rentals, Inc.	17	7,900
WW Grainger, Inc.	461	340,444
		3,558,763
INFORMATION TECHNOLOGY – 23.6%
Adobe, Inc.*	398	217,376
Applied Materials, Inc.	53	8,034
Arista Networks, Inc.*	689	106,857
Broadcom, Inc.	621	558,062
Cadence Design Systems, Inc.*	983	230,032
Fair Isaac Corp.*	25	20,949
Gartner, Inc.*	1,001	353,943
Jabil, Inc.	2,089	231,190
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
KLA Corp.	16	$8,223
Lattice Semiconductor Corp.*	80	7,275
Manhattan Associates, Inc.*	111	21,159
Monolithic Power Systems, Inc.	14	7,833
NVIDIA Corp.	2,194	1,025,234
ON Semiconductor Corp.*	81	8,728
Shopify, Inc., Class A*	119	8,042
Synopsys, Inc.*	463	209,183
		3,022,120
MATERIALS – 3.8%
Reliance Steel & Aluminum Co.	1,686	493,762
TOTAL COMMON STOCKS
(Cost $11,910,649)		12,796,112

SHORT-TERM INVESTMENTS – 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(a)	34,222	34,222
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,222)		34,222
TOTAL INVESTMENTS – 100.0%
(Cost $11,944,871)		12,830,334
Liabilities in Excess of Other Assets – (0.0)%		(429)
TOTAL NET ASSETS – 100.0%		$12,829,905

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.